UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Pamet Capital Management, L.P.
Address:              222 Berkeley Street, 22nd Floor
                      Boston, MA 02116

Form 13F File Number: 028-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Jason Price
Title:                Chief Financial Officer
Phone:                (617) 646-6100

Signature, Place, and Date of Signing:

/s/ Jason Price                   Boston, MA              November 13, 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

List of Other Included Managers:            N/A

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     1,250,837
                                            (x$1000)

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                   PAMET CAPITAL MANAGEMENT, L.P.
                                           As of 9/30/08

  Column 1                    Column 2      Column 3   Column 4         Column 5        Column 6     Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/   Investment    Other         Voting
  Issuer                       Class         Number    (x$1,000)  Amount     PRN CALL   Discretion   Managers      Authority

                                                                                                                Sole   Shared  None

ALLEGHENY ENERGY INC          COM            017361106   153,613  4,177,674  SH          SOLE                  4,177,674
ARBITRON INC                  COM            03875Q108   143,353  3,207,709  SH          SOLE                  3,207,709
ASBURY AUTOMOTIVE GROUP INC   COM            043436104    17,280  1,500,000  SH          SOLE                  1,500,000
CROWN CASTLE INTL CORP        COM            228227104   160,701  5,547,153  SH          SOLE                  5,547,153
DISH NETWORK CORP             CL A           25470M109    91,461  4,355,300  SH          SOLE                  4,355,300
GATEHOUSE MEDIA INC           COM            367348109     1,318  2,690,350  SH          SOLE                  2,690,350
GENTEK INC                    COM NEW        37245X203    35,694  1,388,348  SH          SOLE                  1,388,348
GROUP 1 AUTOMOTIVE INC        COM            398905109    23,873  1,098,600  SH          SOLE                  1,098,600
ISTAR FINL INC                COM            45031U101     3,900  1,500,000  SH          SOLE                  1,500,000
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104    99,672  7,720,500  SH          SOLE                  7,720,500
MCGRAW HILL COS INC           COM            580645109    63,920  2,022,146  SH          SOLE                  2,022,146
MOHAWK INDS INC               COM            608190104   130,137  1,931,100  SH          SOLE                  1,931,100
MUELLER WTR PRODS INC         COM SER B      624758207    37,323  5,742,065  SH          SOLE                  5,742,065
NEWCASTLE INVT CORP           COM            65105M108    20,770  3,270,800  SH          SOLE                  3,270,800
PHILIP MORRIS INTL INC        COM            718172109    28,246    587,225  SH          SOLE                    587,225
POOL CORPORATION              COM            73278L105    19,140    820,423  SH          SOLE                    820,423
SLM CORP                      COM            78442P106   102,075  8,271,900  SH          SOLE                  8,271,900
TAL INTL GROUP INC            COM            874083108    50,484  2,424,778  SH          SOLE                  2,424,778
USA MOBILITY INC              COM            90341G103    38,627  3,511,557  SH          SOLE                  3,511,557
WINTHROP RLTY TR              SH BEN INT     976391102    29,250  7,500,000  SH          SOLE                  7,500,000